Segment Information (Average Assets For Segments) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Assets		$ 2,984.1	$ 2,963.7	$ 3,135.9
Additions to Property, Plant and Equipment		124.0	103.2	94.1
Acquired Companies’ Long-Lived Assets		24.9	25.6	60.8
Depreciation And Amortization		115.4	113.2	117.9
Residential Products
Segment Reporting Information [Line Items]
Assets		527.2	548.2	518.7
Additions to Property, Plant and Equipment		32.4	36.1	42.1
Acquired Companies’ Long-Lived Assets		11.2	0.2	47.3
Depreciation And Amortization		42.9	42.5	42.7
Furniture Products
Segment Reporting Information [Line Items]
Assets		219.4	212.0	195.5
Additions to Property, Plant and Equipment		16.6	13.9	10.2
Acquired Companies’ Long-Lived Assets		0.0	25.4	13.5
Depreciation And Amortization		14.4	13.7	13.7
Industrial Products
Segment Reporting Information [Line Items]
Assets		147.4	186.7	202.6
Additions to Property, Plant and Equipment		10.1	12.5	13.6
Acquired Companies’ Long-Lived Assets		0.0	0.0	0.0
Depreciation And Amortization		11.8	14.2	14.0
Specialized Products:
Segment Reporting Information [Line Items]
Assets		248.7	230.1	229.6
Additions to Property, Plant and Equipment		42.2	31.1	25.2
Acquired Companies’ Long-Lived Assets		13.7	0.0	0.0
Depreciation And Amortization		29.7	28.2	28.6
Average current liabilities included in segment numbers above
Segment Reporting Information [Line Items]
Assets		495.9	516.6	520.8
Additions to Property, Plant and Equipment		0.0	0.0	0.0
Acquired Companies’ Long-Lived Assets		0.0	0.0	0.0
Depreciation And Amortization		0.0	0.0	0.0
Other
Segment Reporting Information [Line Items]
Assets	[1]	0.2	6.3	68.0
Additions to Property, Plant and Equipment	[1]	0.0	0.0	1.4
Acquired Companies’ Long-Lived Assets	[1]	0.0	0.0	0.0
Depreciation And Amortization	[1]	0.0	0.1	2.9
Unallocated assets
Segment Reporting Information [Line Items]
Assets	[2]	1,378.3	1,387.0	1,465.7
Additions to Property, Plant and Equipment	[2]	22.7	9.6	1.6
Acquired Companies’ Long-Lived Assets	[2]	0.0	0.0	0.0
Depreciation And Amortization	[2]	16.6	14.5	16.0
Difference between average assets and year-end balance sheet
Segment Reporting Information [Line Items]
Assets		(33.0)	(123.2)	(65.0)
Additions to Property, Plant and Equipment		0.0	0.0	0.0
Acquired Companies’ Long-Lived Assets		0.0	0.0	0.0
Depreciation And Amortization		$ 0.0	$ 0.0	$ 0.0

[1]	Businesses sold or classified as discontinued operations during the years presented.
[2]	Unallocated assets consist primarily of goodwill, other intangibles, cash and deferred tax assets. Unallocated depreciation and amortization consists primarily of depreciation of non-operating assets and amortization of debt issue costs.